Description of the Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2020
Description of the Business and Basis of Presentation
Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 0.7471 established in the Business Combination.	0.7471